Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Dividends

On August 23, 2018, we declared a dividend of $0.125 per share in respect of the quarter ended June 30, 2018 to holders of record on September 6, 2018, which will be paid on or about October 3, 2018.

Hilli disposal to Golar Partners

The drop down of 50% of the common units in Hilli LLC to Golar Partners under the terms of the Hilli Sale Agreement was concluded on July 12, 2018.

Margin loan

During July 2018, amendments to the existing margin loan facility, secured by units in Golar Partners, were completed. Although most of the existing terms remain substantially unchanged, the facility will no longer amortize. Previously the dividend cash received from the pledged Partnership shares was first used to service the interest on the loan, any excess cash was then used to prepay a portion of the principal. Under the modified agreement, any excess cash after servicing the interest will be returned to Golar. Subject to the satisfaction of certain covenants, no further principal repayments will be required ahead of loan maturity in March 2020.

Hilli LLC Limited Liability Company Agreement
In connection with the closing of the Hilli Disposal, Golar Partners has agreed to provide a several guarantee of 50% of the indebtedness of Hilli Corp under the Hilli Facility.